Goodwill and Intangible Assets	9 Months Ended
Sep. 30, 2012
Goodwill and Intangibles Assets
Goodwill and Intangibles Assets

5.                                      Goodwill and Intangible Assets

The following table represents the changes in the Company’s Goodwill and Intangible assets for the nine months ended September 30, 2012:

	Customer	Supply	Technology	Non-Compete	Favorable Lease
(In thousands)	Relationships	Agreement	Databases	Agreements	Agreements	Trade Names	Goodwill
Balance at December 31, 2011	$59,237	$15,250	$746	$178	$29	$166,000	$325,911
Additions	7,284	—	—	521	—	—	9,666
Impairment	—	—	—	—	—	—	—
Amortization	(8,383)	(2,179)	(637)	(80)	(11)	—	—
Balance at September 30, 2012	$58,138	$13,071	$108	$619	$18	$166,000	$335,577

	Customer	Supply	Technology	Non-Compete	Favorable Lease
(In thousands)	Relationships	Agreement	Databases	Agreements	Agreements	Trade Names	Goodwill
Balance at December 31, 2010	$48,662	$18,155	$1,983	$65	$50	$166,000	$280,211
Additions	21,269	—	217	140	—	4,264	45,700
Impairment	—	—	—	—	—	—	—
Amortization	(10,694)	(2,905)	(1,454)	(27)	(21)	(4,264)	—
Balance at December 31, 2011	$59,237	$15,250	$746	$178	$29	$166,000	$325,911

Amortization expense of intangible assets with definite useful lives for the three months ended September 30, 2012 and 2011 was $3.6 million and $3.3 million, respectively.  Amortization expense for the nine months ended September 30, 2012 and 2011 was $11.3 million and $10.1 million, respectively.